Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	18.40%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	35.60%	49.90%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.30%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner C
Concentration Risk [Line Items]
Concentration risk (as a percent)	24.40%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.10%	20.40%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.40%	12.10%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%